                             NYLIAC VARIABLE ANNUITY
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II


        SUPPLEMENT DATED JANUARY 1, 1998 TO PROSPECTUS DATED MAY 1, 1997


         This Supplement describes information relating to individual flexible premium multi-funded variable retirement annuity policies ("Policies") offered by New York Life Insurance and Annuity Corporation. This Supplement provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Supplement is not valid unless accompanied by the current prospectus for the Policies ("Policy Prospectus"). Defined terms used but not defined in this Supplement have the same meaning as in the Policy Prospectus. The Policy Prospectus should be read in light of the following changes:

         1. Effective January 1, 1998, the name of one of the Funds under the Policies and the name of one of the Eligible Portfolios thereof will be changed. Acacia Capital Corporation will be renamed "Calvert Variable Series, Inc." and its Calvert Responsibly Invested Balanced Portfolio will be renamed "Calvert Social Balanced Portfolio." All references in the Policy Prospectus to the Acacia Capital Corporation and Calvert Responsibly Invested Balanced Portfolio should be changed to Calvert Variable Series, Inc. and Calvert Social Balanced Portfolio, respectively.

         2. The minimum initial and maximum additional Premium Payment requirements applicable to Policies delivered in New York are now the same as those applicable to Policies delivered in all other states. Accordingly, the second paragraph under Question 5 "What are the minimum initial and maximum additional Premium Payments?" which appears on page 13 of the Policy Prospectus is deleted in its entirety.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010